Shareholders' Equity - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) vote € / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Mar. 01, 2022 EUR (€) € / shares	Mar. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 03, 2021 EUR (€) € / shares	Mar. 03, 2021 USD ($)	Dec. 31, 2018 shares
Class of Stock [Line Items]
Authorized share capital amount | €	€ 40
Common stock, shares authorized (in shares)	2,000,000,000					2,000,000,000
Special voting shares, shares authorized (in shares)	2,000,000,000					2,000,000,000
Special voting shares (in eur per share) | € / shares	€ 0.01
Common and special voting shares	€ 18					$ 25
Common shares, shares issued (in shares)	1,364,400,196					1,364,400,196
Common shares outstanding (in shares)	1,356,077,000	1,353,910,471				1,356,077,000
Treasury stock (in shares)	8,323,196					8,323,196
Special voting shares issued (in shares)	396,474,276					396,474,276
Special voting shares outstanding (in shares)	371,218,250	371,328,154				371,218,250
Retirement of special voting shares (in shares)	109,904	16,623,012	774,458
Capital increase (in shares)	2,166,529	3,778,354	2,568,751
Number of votes eligible for each common share (in votes) | vote	2
Common shares, registered	3 years
Period in force	18 months
Stock repurchase program percentage of shares authorized to be repurchased	10.00%					10.00%
Treasury stock, value | $						$ 81
Dividend declared (in eur per share) | € / shares							€ 0.11
Dividend declared amount							€ 150	$ 180
Special Voting Shares
Class of Stock [Line Items]
Treasury stock (in shares)	25,256,026					25,256,026
Special voting shares outstanding (in shares)	371,218,250	371,328,154	387,951,166			371,218,250			388,725,624
Retirement of special voting shares (in shares)	109,904	16,623,012	774,458
Subsequent Event
Class of Stock [Line Items]
Dividend declared (in eur per share) | € / shares				€ 0.28
Dividend declared amount				€ 380	$ 426